Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Concentrations

Customers

During the quarter ended March 31, 2012 two customers accounted for 88% and 12% of revenue, respectively.

Vendor

Our product line is produced, bottled, and packaged by one vendor. The Company has alternatives for these services, and no firm purchase commitments have been entered into with this vendor.